Income tax expense (Tables)	12 Months Ended
Dec. 31, 2022
Major components of tax expense (income) [abstract]
Summary of Income Tax Recognized in Income or Loss
Income tax recognized in income or loss:

	2022	2021

Current tax expense
Current period	263,877	179,821
Adjustment for prior periods	(12,988)	(2,102)
	250,889	177,719

Deferred tax expense (recovery)
Origination and reversal of temporary differences	(19,834)	(27,427)
Variation in tax rate	(242)	175
Adjustment for prior periods	11,596	1,339

	(8,480)	(25,913)

Income tax expense	242,409	151,806

Summary of Income Tax Recognized in Other Comprehensive Income

Income tax recognized in other comprehensive income:

	2022			2021
		Tax			Tax
	Before	(benefit )	Net of	Before	(benefit )	Net of
	tax	expense	tax	Tax	expense	tax
Foreign currency translation differences	(10,148)	-	(10,148)	12,960	-	12,960
Defined benefit plan remeasurement gains (losses)	85,184	21,676	63,508	(5,513)	(1,385)	(4,128)
Employee benefit	304	12	292	124	37	87
Loss on net investment hedge	(76,141)	(4,095)	(72,046)	(17,894)	(2,352)	(15,542)
Change in fair value of investment in equity securities	(6,573)	(1,078)	(5,495)	27,803	3,656	24,147
	(7,374)	16,515	(23,889)	17,480	(44)	17,524

Summary of Reconciliation of Effective Tax Rate
Reconciliation of effective tax rate:

		2022		2021 **
Income before income tax		1,065,641		906,211
Income tax using the Company’s statutory tax rate	26.5%	282,395	26.5%	240,146

Increase (decrease) resulting from:
Rate differential between jurisdictions	-0.2%	(2,206)	-0.3%	(2,297)
Variation in tax rate	0.0%	(242)	0.0%	175
Non deductible expenses	0.3%	3,105	0.6%	5,670

Tax deductions and tax exempt income*	-3.8%	(40,172)	-10.2%	(92,355)
Adjustment for prior periods	-0.1%	(1,392)	-0.1%	(763)
Multi-jurisdiction tax	0.1%	921	0.1%	1,230
	22.7%	242,409	16.8%	151,806
* Tax deductions and tax exempt income for 2022 is mainly due to the gain on sale of business recorded on the sale of CFI’s Truckload, Temp Control and Mexican non-asset logistics businesses resulting in no taxes. In 2021, tax deductions and tax exempt income is mainly due to the tax exempt bargain purchase gain recorded on the acquisition of UPS
Freight, which was recasted for adjustments to provisional amounts of UPS Freight prior year’s business combination (see note 5d))
** Recasted in fiscal 2022 for adjustments made to provisional amounts of UPS Freight prior year’s business combination (see note 5d))